Post Balance Sheet events - Summary of Segment Analysis Outlining Impacts which Change in Internal Revenue and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	£ 20,339	£ 20,892	£ 15,397
Internal revenue	(23,723)	(24,062)	(19,012)
Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	(3,330)	(3,396)	(3,323)
Elimination of Intersegment Amounts [Member] | Global Services [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	187	240	236
Elimination of Intersegment Amounts [Member] | Other [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	1,599	1,564	1,472
Consumer [Member] | Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	963	973	978
Internal revenue	103	100	72
Consumer [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	67	63	73
Internal revenue	65	62	31
Consumer [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	20	20	23
Consumer [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	896	910	905
Consumer [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	18	18	18
Enterprise [Member] | Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	507	558	557
Internal revenue	217	238	169
Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	65	62	31
Internal revenue	67	63	73
Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	42	62	40
Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	442	496	526
Internal revenue	42	39	56
Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	66	74
Global Services [Member] | Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	187	240	236
Global Services [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	20	20	23
Global Services [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	42	62	40
Global Services [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	125	158	173
Openreach [Member] | Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	42	39	56
Internal revenue	2,978	3,036	3,058
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	896	910	905
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	42	39	56
Internal revenue	442	496	526
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	125	158	173
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	1,515	1,472	1,454
Other [Member] | Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	1,599	1,564	1,472
Other [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	18	18	18
Other [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	66	74
Other [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal cost	1,515	1,472	1,454
Internal Revenue [Member] | Elimination of Intersegment Amounts [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Internal revenue	£ 3,298	£ 3,374	£ 3,299